Equity (Details) - Schedule of warrants activity - shares				12 Months Ended
		Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares			9,280,323
Weighted average life			3 years 189 days
Expiration dates			July 6, 2021
Number of shares		9,903,401		9,903,401
Weighted average life		1 year 211 days		2 years 211 days
Expiration dates	[1]
Series A Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares				576,924
Weighted average life				4 years
Expiration dates				July 9, 2022
Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares				46,154
Weighted average life				4 years
Expiration dates				July 9, 2022
Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares				390,579
Weighted average life				29 days
Expiration dates				August 9, 2018
Exercise of Series B Warrants				(390,579)

[1]	As of December 31, 2019 and 2018, the Company's 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.